Investments (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 27, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments
Change in unrealized gains (losses) on trading securities		$ 146	$ 49	$ (12)
Amortized Cost		1,387	1,236
Fair Value		1,576	1,277
Money market funds | Denominated in other foreign currencies
Investments
Fair Value			1
Money market funds | Denominated in other foreign currencies | Maximum
Investments
Fair Value		1
Domestic equity securities
Investments
Amortized Cost		619	444
Fair Value		752	482
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries
Investments
Amortized Cost		438	437
Fair Value		439	437
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries | Subsequent Event
Investments
Proceeds from sale of securities	$ 314
Foreign equity securities
Investments
Amortized Cost		266	198
Fair Value		319	199
Foreign equity securities | Denominated in foreign currencies
Investments
Fair Value		114	91
Foreign equity securities | Denominated in Euros
Investments
Fair Value		48	35
Foreign equity securities | Denominated in Japanese Yen
Investments
Fair Value		25	20
Foreign equity securities | Denominated in British pounds
Investments
Fair Value		20	16
Foreign equity securities | Denominated in Swiss Franc
Investments
Fair Value		6	6
Foreign equity securities | Denominated in other foreign currencies
Investments
Fair Value		15	14
Collateralized loan obligation
Investments
Amortized Cost		29	25
Fair Value		29	26
High yield securities
Investments
Amortized Cost		20	114
Fair Value		21	115
Money market funds held in trading accounts
Investments
Amortized Cost		10	13
Fair Value		10	13
Other trading securities
Investments
Amortized Cost		5	5
Fair Value		$ 6	5
Morocco | Grain trading and poultry business
Investments
Percentage of ownership interest accounted for as equity method investment		19.40%
Amount invested under cost method		$ 18
Other non-current assets
Investments
Cost method investments		$ 6	$ 28